Time Deposit Maturities	12 Months Ended
Dec. 31, 2016
Maturities Of Time Deposits [Abstract]
Time Deposit Maturities [Text Block]

Note 8 – Time Deposit Maturities

Following is a table of maturities for time deposits outstanding on December 31, 2016, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit in increments of $100,000 or more totaled $.6 billion on December 31, 2016, of this amount $.5 billion represents Certificates of deposit of $250,000 and more. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2017	$960,031
2018	144,921
2019	96,875
2020	80,075
2021	49,002
2022 and after	24,229
Total	$1,355,133